Deferred Charges (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Beginning balance	$ 1,216	$ 2,812	$ 2,995
Additions	3,303	192	2,547
Write-offs	(191)	(506)	(631)
Vessels held for sale	301	(191)
Amortization	(1,543)	(1,091)	(2,099)
Ending balance	3,086	1,216	2,812
Dry Docking Costs- Non Current [Member]
Beginning balance	531	1,231	753
Additions	0	172	1,610
Write-offs	0	(126)	(298)
Vessels held for sale	112	(124)
Amortization	(628)	(622)	(834)
Ending balance	15	531	1,231
Special Survey Costs - Non Current [Member]
Beginning balance	355	975	1,425
Additions	0	20	937
Write-offs	0	(280)	(333)
Vessels held for sale	189	(67)
Amortization	(360)	(293)	(1,054)
Ending balance	184	355	975
Financing Costs- Current [Member]
Beginning balance	330	606	817
Additions	3,303	0	0
Write-offs	(191)	(100)	0
Vessels held for sale	0	0
Amortization	(555)	(176)	(211)
Ending balance	$ 2,887	$ 330	$ 606